                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh                   Los Angeles, CA
-------------------------------    -----------------   -------------
Kashif Sheikh                       [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                               DECEMBER 29, 2000

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
COMMON STOCK
  ALLERGAN, INC.                                        018490102      77,800      7,532,012.50
  APACHE CORP.                                          037411105       4,000        280,250.00
  APEX MORTGAGE CAPITAL                                 030564101      51,666        355,978.74
  ARIBA INC.                                                           10,121        542,738.62
  BARRETT RESOURCES                                                    26,000      1,477,125.00
  BOEING CORPORATION                                    097023105     410,000     27,060,000.00
  BURLINGTON RESOURCES                                  122014103     435,000     21,967,500.00
  CALLAWAY GOLF                                         131193104      15,000        279,375.00
  DELPHI FINANCIAL GROUP, INC.                          247131105     480,957     18,516,855.03
  EDISON SCHOOLS                                                      740,000     23,310,000.00
  ENRN OIL & GAS CO.                                                   10,000        546,250.00
  ENRON                                                 293561106     923,070     76,730,193.75
  EXODUS COMMUNICATIONS, INC.                                         285,500      5,710,000.00
  FLEXTRONICS                                           Y2573F102     222,200      6,332,700.00
  FREEPORT MCMORAN COPPER & GOLD CLASSA                 35671D105       7,752         63,954.00
  FREEPORT MCMORAN COPPER & GOLD CLASSB                 35671D857      82,463        706,089.44
  FUELCELL ENERGY INC.                                                 88,500      6,067,781.25
  I2 TECHNOLOGIES                                       465754109      96,200      5,230,875.00
  INVESTORS FINANCIAL SERVICES                                      1,925,598    165,601,428.00
  MCMORAN EXPLORATION CO.                               582411104      12,895        170,864.71
  METROMEDIA FIBER NETWORK INC.                         591689104     468,250      4,741,031.25
  MORGAN STANLEY DEAN WITTER                            617446448      93,200      7,386,100.00
  PHYSIOMETRIX INC.                                                    11,200        178,500.00
  PROBUSINESS SERVICES                                  742674104     599,367     15,920,685.94
  RATIONAL SOFTWARE CORP.                               75409P202         694         27,022.62

                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                               DECEMBER 29, 2000

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
  SEI INVESTMENTS CO.                                   784117103      85,000      9,520,000.00
  SIEBEL SYSTEMS INC.                                   826170102      84,800      5,734,600.00
  STRATUS PROPERTIES                                    863167102     185,510        927,550.00
  SUPERGEN INC.                                                         8,000        111,000.00
  SYNTROLEUM CORPORATION                                            1,137,600     19,339,200.00
  TIFFANY                                               886547108      93,500      2,956,937.50
                                                                                ---------------
                                                                                 435,324,598.36
LIMITED PARTNERSHIP DISTRIBUTIONS
  BROADCOM CORP                                                        29,566      2,483,544.00
  COMPUGEN                                                            122,825        767,656.25
                                                                                ---------------
                                                                                   3,251,200.25
CONVERTIBLE PREFERRED
  TRANS WORLD AIR SERIES 144A                           893349753     110,000        605,000.00

CONVERTIBLE BONDS
  ASIA PULP & PAPER COMPANY CONVERTIBLE BOND 144A
    3.5% 4/30/03
    3.500% Due 04-30-03                                 00202paa8     185,000      7,215,000.00


                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                               DECEMBER 29, 2000

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
CANADIAN COMMON STOCK
  ANDERSON EXPLOR LTD                                                 365,900      8,311,328.85
  BERKLEY PETROLEUM CORP                                            1,050,000      7,915,141.50
  Canadian Hunter Expl                                  136046109     358,500      9,829,284.88
  GENESIS EXPLORATION                                                 298,500      2,469,203.94
  PARAMOUNT RESOURCES LTD                                              65,200        743,763.13
                                                                                ---------------
                                                                                  29,268,722.31
MEXICAN COMMON STOCK
  CORPORATION GEO S.A. - SER B                                        802,200        567,043.66
  JUGOS DEL VALLE S.A.-SER B                                        1,074,265        443,329.73
                                                                                ---------------
                                                                                   1,010,373.39
RESTRICTED COMMON STOCK
  INKTOMI CORP                                                            662         11,833.25


                                 OAKMONT CORP.
                                    FORM 13F
                                 OAKMONT CORP.
                               DECEMBER 29, 2000

                                                                                    MARKET
                      SECURITY                           CUSIP      QUANTITY         VALUE
-----------------------------------------------------  ----------   ---------   ---------------
TOTAL PORTFOLIO                                                                 $476,686,727.57
                                                                                ===============



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